Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)Other Commitments with Third Parties and Other Contingent Liabilities

(a)Guarantees

The Group has no significant guarantees extended to third parties.

(b)Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for the ones included in note 20.

(c)Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2017 has amounted to Euros 725 thousand (Euros 674 thousand for 2016).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 73 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from 2 to 5 years’ salary.

The Group has contracts with nine executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

For the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSUs will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he will not be entitled to the additional RSUs.

At 31 December 2017, the Group has settled the RSU plan of 2014 for an amount of Euros 7,303 thousand.

This commitment is treated as equity-settled and the amount totals Euros 13,871 thousand at 31 December 2017 (Euros 10,594 thousand at 31 December 2016).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section

401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 3% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 18.9 million for 2017 (US Dollars 17 million for 2016).

Other plans

The Group has a defined benefit pension plan for certain Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan was not material for the periods presented.

(d)Purchase commitments

Details of the Group’s commitments at 31 December 2017 are as follows:

Thousands of Euros
2018	83,782
2019	62,510
2020	56,183
2021	39,765
2022	9,249
2023	780
2024	780

(e)Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

The Group carried out an internal investigation, already started prior to the acquisition of Talecris, in relation to possible breaches of the Foreign Corrupt Practices Act (FCPA) of which Talecris was aware in the context of a review unrelated to this matter. This FCPA investigation was carried out by an external legal advisor. In principle, the investigation was focused on sales to certain Central and Eastern European countries, specifically Belarus and Russia, although trading practices in Brazil, China, Georgia, Iran and Turkey are also being investigated, in addition to other countries considered necessary.

In July 2009, the Talecris Group voluntarily contacted the U.S. Department of Justice (DOJ) to inform them of an internal investigation that the Group was carrying out regarding possible breaches of the FCPA in certain sales to certain central and East European countries and to offer the Group’s collaboration in any investigation that the DOJ wanted to carry out. As a result of this investigation the Group suspended shipments to some of these countries. In certain cases, the Group had safeguards in place which led to terminating collaboration with consultants and suspending or terminating relations with distributors in those countries under investigation as circumstances warranted.

As a consequence of the investigation, the agreement with Talecris’ Turkish distributor was terminated and a settlement agreement was reached between the parties. In November 2012, the Group was notified by the DOJ that the proceedings would be closed, without prejudice to the fact that they could be re-opened in the future should new information arise. The Group continues with the in-depth review of potential irregular practices.

Furthermore, an investigation was opened in Italy, in relation with the criminal prosecution in Naples against 5 employees of the Company, including the former General Manager.

From these 5 employees of the Company initially charged, the Naples Tribunal resolved discharging 3 of them, continuing the judicial process only against the remaining 2 employees. Additionally, the Company has finalized the internal investigation opened in Italy as a consequence of the indicated judicial proceedings, and in November 2015 a meeting took place with the DOJ to report on the conclusions derived from the investigation.

Additionally to the above and as part of the in-depth review of potential irregular practices that the Group is carrying out in relation to its recent acquisitions, the Company opened internal investigations in Mexico as well as in the Czech Republic to review the commercial practices in such countries. Both investigations have finalized, without having detected any significant practice that could imply a breach of the FCPA.

On September 2016, the United States Department of Justice (the “Department”) notified the Group that the Department has closed its inquiry into Grifols, concerning possible violations of the U.S. Foreign Corrupt Practices Act. In its notice of declination to prosecute, the Department acknowledged the full cooperation of Grifols in the investigation.

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As a result of the acquisition of the transfusional Diagnostic unit, the Group considers that there could have existed inadequate commercial and contractual practices which could originate in potential contingencies.

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bioMerieux, S.A., et ano. v. Hologic, Inc. et al., Case No. 1:17-cv-102 (M.D.N.C); Case No. 18-21-LPS-CJB (D. Del.): on February 3, 2017, bioMérieux, S.A and bioMérieux, Inc. filed suit against Hologic, Inc. (“Hologic”), Grifols, S.A. (“GSA”), and Grifols Diagnostic Solutions Inc. (“GDS”) in the U.S. District Court for the Middle District of North Carolina, alleging infringement of U.S. Patent Nos. 8,697,352 and 9,074,262 by virtue of defendants’ activities with respect to the Procleix HIV-1/HCV Assay®, Procleix Ultrio Assay®, and Procleix Ultrio Plus® products. Hologic and GDS filed a motion to dismiss for failure to state a claim on April 3, 2017. As a result of a claim of improper venue, the case was transferred to the U.S. District Court for the District of Delaware in early 2018. Hologic and GDS are pursuing defenses of failure to state a claim, non-infringement, invalidity, and that the infringement claims are contractually barred. Additionally, GSA intends to pursue dismissal for lack of personal jurisdiction.

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Enzo Life Sciences, Inc. v. Hologic, Inc. et al., Case No. 1:16-cv-00894-LPS (D. Del.): on October 4, 2016, Enzo Life Sciences, Inc. (“Enzo”) filed suit against Hologic in the U.S. District Court for the District of Delaware, alleging infringement of U.S. Patent No. 6,221,581 by virtue of Hologic’s activities with respect to Progensa®, Procleix®, and Aptima®products. On November 9, 2017, the Court granted Enzo’s motion to amend its complaint to add GSA and GDS as defendants with respect to the Procleix® products at issue. Hologic and GDS have answered the complaint, alleging non-infringement and invalidity among their defenses. GSA has moved to dismiss for lack of personal jurisdiction. The case schedule has been extended in light of the addition of Grifols-related entities as co-defendants, with Hologic and GDS currently engaged in fact discovery. Trial is scheduled for September 2019.